Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
4. FAIR VALUE MEASUREMENTS
The Company’s financial instruments consist of cash and cash equivalents, short-term investments, restricted cash and accounts payable. The carrying amount of cash, restricted cash and accounts payable are each considered a reasonable estimate of fair value due to the short-term maturity.
Assets measured at fair value on a recurring basis were as follows:

Description	September 30, 2023	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents:
Money market mutual funds	$28,375	$28,375	$—	$—

Total cash equivalents	$28,375	$28,375	$—	$—

Short-term investments:
Commercial paper	$3,963	$—	$3,963	$—
US Treasury securities	55,267	—	55,267	—
Corporate debt securities	14,957	—	14,957	—

Total short-term investments	$74,187	$—	$74,187	$—

Total financial assets	$102,562	$28,375	$74,187	$—

Description	December 31, 2022	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents:
Money market mutual funds	$33,967	$33,967	$—	$—

Total cash equivalents	$33,967	$33,967	$—	$—

Short-term investments:
Commercial paper	$57,138	$—	$57,138	$—
US Treasury securities	64,825	—	64,825	—
Corporate debt securities	19,077	—	19,077	—

Total short-term investments	$141,040	$—	$141,040	$—

Total financial assets	$175,007	$33,967	$141,040	$—

Short-term securities are valued using models or other valuation methodologies that use Level 2 inputs. These models are primarily industry-standard models that consider various assumptions, including time value, yield curve, volatility factors, default rates, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.
There were no transfers between fair value measurement levels during the three and nine months ended September 30, 2023 and 2022.

5. FAIR VALUE MEASUREMENTS
The Company’s financial instruments consist of cash and cash equivalents, short-term investments, restricted cash and accounts payable. The carrying amount of cash, restricted cash and accounts payable are each considered a reasonable estimate of fair value due to the short-term maturity.
Assets measured at fair value on a recurring basis were as follows:

Description	December 31, 2022	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents:
Money market mutual funds	$33,967	$33,967	$—	$—

Total cash equivalents	$33,967	$33,967	$—	$—

Short-term investments:
Commercial paper	$57,138	$—	$57,138	$—
US Treasury securities	64,825	—	64,825	—
Corporate debt securities	19,077	—	19,077	—

Total short-term investments	$141,040	$—	$141,040	$—

Total financial assets	$175,007	$33,967	$141,040	$—

Description	December 31, 2021	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents:
Money market mutual funds	$108,323	$108,323	$—	$—

Total cash equivalents	$108,323	$108,323	$—	$—

Short-term investments:
Commercial paper	$27,992	$—	$27,992	$—
Corporate debt securities	19,499	—	19,499	—

Total short-term investments	$47,491	$—	$47,491	$—

Total financial assets	$155,814	$108,323	$47,491	$—

Short-term securities are valued using models or other valuation methodologies that use Level 2 inputs. These models are primarily industry-standard models that consider various assumptions, including time value, yield curve, volatility factors, default rates, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.
There were no transfers between fair value measurement levels during the years ended December 31, 2022 and 2021.